NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: A. Use of Estimates in Preparation of Financial Statements (Policies)	12 Months Ended
Dec. 31, 2022
Policies
A. Use of Estimates in Preparation of Financial Statements

A.Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.